INCOME TAXES (Details 2) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Deferred Tax Assets
Net Operating Loss	$ 7,681,718	$ 5,981,004
Stock Options	6,632,746	5,890,565
Charitable Contributions	1,267	1,267
Basis Difference in Intangible Assets	7,405	99,296
Basis Difference Fixed Assets		5,096
Accrued Payroll	51,907	42,939
Valuation Allowance	(14,365,195)	(11,938,078)
Total Deferred Tax Asset	9,848	37,089
Debt Discounts	(6,769)	(27,086)
Debt Issuance Costs	(2,501)	(10,003)
Basis Difference Fixed Assets	(578)
Total Deferred Tax Liability	(9,848)	(37,089)
Net Deferred Tax Asset